Waxess USA STOCKHOLDERS' TRANSACTIONS (Waxess USA, Inc.)	12 Months Ended
Dec. 31, 2010
Waxess USA, Inc.
Waxess USA STOCKHOLDERS' TRANSACTIONS	13. STOCKHOLDERS’ TRANSACTIONS

Common Stock

During 2010, the Company sold 774,557 shares of common stock for $1,400,056.

During 2010, the Company cancelled 71,430 shares of common stock from two shareholders after using best efforts to make contact with them.

During 2010, related party notes in the amount of $231,562 were cancelled in exchange for 475,063 shares of common stock. The Company recognized $243,501 of expense for the difference between the carrying amount of the debt extinguished and the fair value of the stock issued and is included in selling, general and administrative expense in the statement of operations.

During 2010, the Company entered into certain agreements (“Agreements”) with Brightpoint, Inc.  The Agreements appoints Brightpoint as the master distributor for all of the Company’s products.  The exclusivity or non-exclusivity of the appointment is determined on a territory by territory basis.  The Agreements also provided for the sale of 787,186 shares of common stock to Brightpoint, Inc. for $1,500,000.  As of December 31, 2010, Brightpoint had purchased 715,800 shares of common stock.

During 2010, $500,000 of convertible notes payable and $20,913 of accrued interest was converted into 289,643 shares of the Company’s common stock.

During 2009, the Company sold 78,572 shares of common stock for $249,980.

During 2009, a note payable in the amount of $503,474 was converted into common stock. The note holder received 173,836 common shares in exchange for the conversion of this note payable. The holder of this note also received 44,799 shares of common stock in lieu of commissions earned for services performed for the Company.

During 2009, the Company issued 50,000 shares of common stock for services performed by an individual for a total value of $174,997.